Allowance for Loan Losses - Impaired Financing Receivables - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	$ 9,420	$ 15,319	$ 22,051
Impaired financing receivables, Interest Income Recognized, Total	451	570	989
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	1,519	3,316	4,761
Impaired financing receivables, Interest Income Recognized, Total	72	104	186
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	2,738	5,720	6,065
Impaired financing receivables, Interest Income Recognized, Total	139	200	417
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	1,946	2,767	5,855
Impaired financing receivables, Interest Income Recognized, Total	32	40	85
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	2,544	3,291	4,792
Impaired financing receivables, Interest Income Recognized, Total	152	207	282
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	16		302
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	653	219	246
Impaired financing receivables, Interest Income Recognized, Total	56	19	19
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	$ 4	$ 6	$ 30